Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,289)	$ (10,083)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,020	2,458
Net change in fair value of trading marketable securities	(641)	(207)
Non-cash lease expense	40	39
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	430	(195)
Accounts payable and accrued liabilities	296	(10)
Accounts payable - related parties	(23)	33
Fixed cash payments related to operating leases	(40)	(43)
Net cash used in operating activities	(8,207)	(8,008)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in trading marketable securities	(13,685)	(12,725)
Investment in available-for-sale securities	0	(499)
Proceeds from disposition of marketable securities	15,680	15,657
Proceeds from disposition of available-for-sale securities	1,512	525
Net cash provided by investing activities	3,507	2,958
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares for cash, net	567	0
Net cash provided by (used in) financing activities	567	0
Effect of exchange rate changes on cash	60	(224)
Net change in cash and cash equivalents	(4,073)	(5,274)
Cash and cash equivalents - beginning of period	6,888	12,162
Cash and cash equivalents - end of period	2,815	6,888
Supplemental Cash Flow Information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Initial recognition of the right-of-use asset and lease liability	0	20
Common shares issued as commitment fee	0	97
Unrealized loss from available-for-sale securities	$ 0	$ 24